UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
China – 21.1%
785,000	Agricultural Bank of China Ltd. Class H (Banks)	$ 427,477
854,000	China Citic Bank Corp. Ltd. Class H (Banks)	582,608
2,562,110	China Construction Bank Corp. Class H (Banks)	2,210,157
184,000	China Life Insurance Co. Ltd. Class H (Insurance)	614,088
168,000	China Lilang Ltd. (Consumer Durables & Apparel)	110,635
178,000	China National Building Material Co. Ltd. Class H (Materials)	284,095
234,000	China Oilfield Services Ltd. Class H (Energy)	506,641
182,000	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	711,239
784,000	China Petroleum & Chemical Corp. Class H (Energy)	951,221
141,000	China Shenhua Energy Co. Ltd. Class H (Energy)	606,317
554,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	227,478
128,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	522,423
26,450	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	348,611
468,000	Huaneng Power International, Inc. Class H (Utilities)	482,384
1,946,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,466,030
103,000	Jiangxi Copper Co. Ltd. Class H (Materials)	279,639
22,000	Minth Group Ltd. (Automobiles & Components)	29,781
718,000	PetroChina Co. Ltd. Class H (Energy)	1,018,175
85,600	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	262,183
26,000	Tencent Holdings Ltd. (Software & Services)	908,098
136,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	435,794
344,400	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	468,755

		13,453,829

Hong Kong – 15.0%
224,236	AIA Group Ltd. (Insurance)	892,037
322,000	Belle International Holdings Ltd. (Retailing)	716,172
31,000	Cheung Kong Holdings Ltd. (Real Estate)	508,422
79,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	501,689
168,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	491,490

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
93,500	China Mobile Ltd. (Telecommunication Services)	$ 1,022,348
56,000	China Overseas Land & Investment Ltd. (Real Estate)	173,685
280,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	448,059
264,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	426,584
148,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	666,916
116,000	Hang Lung Properties Ltd. (Real Estate)	438,041
66,431	Henderson Land Development Co. Ltd. (Real Estate)	478,285
19,500	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	369,928
69,000	Hutchison Whampoa Ltd. (Capital Goods)	771,219
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
1,570,000	Shenzhen International Holdings Ltd. (Transportation)	208,688
356,500	Shimao Property Holdings Ltd. (Real Estate)	788,317
25,555	Sun Hung Kai Properties Ltd. (Real Estate)	419,838
56,000	The Link REIT (REIT)	291,142

		9,612,860

India – 9.1%
7,065	Axis Bank Ltd. (Banks)	199,989
81,122	Bombay Dyeing & Manufacturing Co. Ltd. (Consumer Durables & Apparel)	181,909
1,167	Bosch Ltd. (Automobiles & Components)	203,171
31,334	Credit Analysis & Research Ltd. (Diversified Financials)*	496,166
12,353	CRISIL Ltd. (Diversified Financials)	233,670
8,183	Exide Industries Ltd. (Automobiles & Components)	18,855
1,156	Grasim Industries Ltd. (Materials)	67,993
1,680	Grasim Industries Ltd. GDR (Materials)	94,806
25,422	HCL Technologies Ltd. (Software & Services)	329,279
63,790	HDFC Bank Ltd. (Banks)	771,993
8,452	Hero Motocorp Ltd. (Automobiles & Components)	289,381
24,070	ICICI Bank Ltd. (Banks)	537,521
50,642	IndusInd Bank Ltd. (Banks)	414,982
20,706	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	403,678
53,974	NMDC Ltd. (Materials)	156,713

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
2,831	Oracle Financial Services Software Ltd. (Software & Services)*	$ 169,826
51,828	Prestige Estates Projects Ltd. (Real Estate)	175,879
25,534	Thermax Ltd. (Capital Goods)	279,535
41,234	Titan Industries Ltd. (Consumer Durables & Apparel)	216,600
2,469	TTK Prestige Ltd. (Consumer Durables & Apparel)	155,523
12,456	United Spirits Ltd. (Food, Beverage & Tobacco)	422,553

		5,820,022

Indonesia – 3.7%
470,000	PT Bank Mandiri (Persero) Tbk (Banks)	436,944
1,238,357	PT Bank Negara Indonesia (Persero) Tbk (Banks)	499,182
4,074,000	PT Bank Pembangunan Daerah Jawa Timur Tbk (Banks)*	161,016
559,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	346,259
280,000	PT Indomobil Sukses International Tbk (Retailing)	148,057
1,531,000	PT Media Nusantara Citra Tbk (Media)	373,735
1,788,000	PT MNC Sky Vision Tbk (Media)*	371,735

		2,336,928

Malaysia – 4.5%
144,400	Axiata Group Berhad (Telecommunication Services)	292,823
205,000	CIMB Group Holdings Berhad (Banks)	475,689
146,920	Genting Berhad (Consumer Services)	449,127
370,500	MMC Corp. Berhad (Capital Goods)	290,665
159,600	Sime Darby Berhad (Capital Goods)	477,897
241,100	Tenaga Nasional Berhad (Utilities)	543,662
521,600	UEM Land Holdings Berhad (Real Estate)*	369,414

		2,899,277

Philippines – 1.2%
1,823,200	Petron Corp. (Energy)	492,068
49,420	San Miguel Pure Foods Co., Inc. (Food, Beverage & Tobacco)	291,527

		783,595

Shares	Description	Value
Common Stocks – (continued)
Singapore – 7.1%
567,000	CapitaMall Trust (REIT)	$ 970,456
89,230	DBS Group Holdings Ltd. (Banks)	1,078,451
189,000	SembCorp Industries Ltd. (Capital Goods)	837,148
405,000	Singapore Telecommunications Ltd. (Telecommunication Services)	1,144,631
384,000	Tat Hong Holdings Ltd. (Capital Goods)	477,702

		4,508,388

South Korea – 19.1%
2,440	Doosan Infracore Co. Ltd. (Capital Goods)*	36,099
16,240	Hana Financial Group, Inc. (Banks)	581,523
4,528	Hana Tour Service, Inc. (Consumer Services)	292,826
24,860	KB Financial Group, Inc. (Banks)	884,990
17,090	Kia Motors Corp. (Automobiles & Components)	811,761
27,750	KT Skylife Co. Ltd. (Media)*	820,260
7,057	Kumho Petro Chemical Co. Ltd. (Materials)	771,932
1,114	LG Chem Ltd. (Materials)	311,704
13,730	LG Display Co. Ltd. (Technology Hardware & Equipment)*	368,698
2,918	NongShim Co. Ltd. (Food, Beverage & Tobacco)	747,016
10,830	Samsung C&T Corp. (Capital Goods)	630,770
2,826	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,759,806
628	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	127,093
4,607	Samsung Life Insurance Co. Ltd. (Insurance)	444,284
8,247	Samsung Techwin Co. Ltd. (Capital Goods)	436,273
240	Seah Besteel Corp. (Materials)	6,533
1,985	SK Holdings Co. Ltd. (Capital Goods)	313,703
31,100	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	696,052
8,670	Sung Kwang Bend Co. Ltd. (Capital Goods)	181,954
29	TK Corp. (Capital Goods)*	577

		12,223,854

Taiwan – 14.1%
49,380	Asustek Computer, Inc. (Technology Hardware & Equipment)	565,922
839,104	Chinatrust Financial Holding Co. Ltd. (Banks)	480,892

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
143,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	$ 271,998
153,660	Formosa Plastics Corp. (Materials)	417,511
396,273	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,134,536
55,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	602,409
658,195	Mega Financial Holding Co. Ltd. (Banks)	539,062
59,899	PChome Online, Inc. (Software & Services)	294,313
60,000	President Chain Store Corp. (Food & Staples Retailing)	324,281
84,268	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	327,130
193,000	Taiwan Cement Corp. (Materials)	261,126
59,000	Taiwan Fertilizer Co. Ltd. (Materials)	146,430
802,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,749,391
26,000	TPK Holding Co. Ltd. (Technology Hardware & Equipment)	448,063
108,429	Tripod Technology Corp. (Technology Hardware & Equipment)	218,717
197,250	Wistron Corp. (Technology Hardware & Equipment)	228,576

		9,010,357

Thailand – 3.3%
134,300	Airports of Thailand PCL (Transportation)	474,987
128,000	Bangkok Bank PCL NVDR (Banks)	897,609
133,153	PTT Exploration & Production PCL (Energy)	741,527

		2,114,123

United States – 0.8%
6,172	Cognizant Technology Solutions Corp. Class A (Software & Services)*(a)	482,527

TOTAL COMMON STOCKS		$63,245,760

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.7%
India – 0.7%
12,395	Axis Bank Ltd. (Issuer Citigroup) (Banks)	02/13	$ 350,865

Notional Shares	Description	Maturity Date	Value
Participation Notes – (continued)
India – (continued)
27,512	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	$ 63,394

TOTAL PARTICIPATION NOTES			$ 414,259

TOTAL INVESTMENTS – 99.7%			$63,660,019

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			210,591

NET ASSETS – 100.0%			$63,870,610

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

MSCI Singapore Index	1	February 2013	$59,532	$189

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$54,321,537

Gross unrealized gain	14,411,436
Gross unrealized loss	(5,072,954)

Net unrealized security gain	$9,338,482

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 89.1%
Brazil – 20.7%
517,954	Banco do Brasil SA (Banks)	$ 6,346,487
1,132,826	BM&FBovespa SA (Diversified Financials)	7,930,095
267,313	CETIP SA - Mercados Organizados (Diversified Financials)	3,362,639
472,939	Direcional Engenharia SA (Real Estate)	3,574,325
787,447	Duratex SA (Materials)	5,464,703
440,526	Fibria Celulose SA (Materials)*	5,392,242
324,200	Iochpe-Maxion SA (Capital Goods)	4,244,846
725,434	Magazine Luiza SA (Retailing)	4,371,511
1,104,820	Petroleo Brasileiro SA ADR (Energy)	20,196,109
266,531	Transmissora Alianca de Energia Eletrica SA (Utilities)	3,145,343
219,463	Vale SA (Materials)	4,425,154
725,064	Vale SA ADR (Materials)	14,624,541

		83,077,995

China – 25.5%
13,654,000	Agricultural Bank of China Ltd. Class H (Banks)	7,435,372
11,488,000	China Citic Bank Corp. Ltd. Class H (Banks)	7,837,244
16,562,360	China Construction Bank Corp. Class H (Banks)	14,287,213
2,744,000	China Oilfield Services Ltd. Class H (Energy)	5,941,126
1,821,200	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	7,117,081
9,764,000	China Petroleum & Chemical Corp. Class H (Energy)	11,846,590
3,260,000	CNOOC Ltd. (Energy)	6,708,703
877,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	3,565,488
262,889	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	3,464,877
14,380,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	10,829,755
7,050,000	PetroChina Co. Ltd. Class H (Energy)	9,997,400
119,600	Tencent Holdings Ltd. (Software & Services)	4,177,252
1,202,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	3,851,649
4,012,948	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	5,461,930

		102,521,680

Hong Kong – 11.3%
4,361,000	Belle International Holdings Ltd. (Retailing)	9,699,455

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
2,139,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	$ 6,257,718
1,145,500	China Mobile Ltd. (Telecommunication Services)	12,525,129
4,324,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	6,919,313
2,920,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	4,718,274
2,491,500	Shimao Property Holdings Ltd. (Real Estate)	5,509,375

		45,629,264

India – 14.0%
44,765	Axis Bank Ltd. (Banks)	1,267,164
963,135	Bombay Dyeing & Manufacturing Co. Ltd. (Consumer Durables & Apparel)	2,159,744
15,883	Bosch Ltd. (Automobiles & Components)	2,765,182
189,115	Credit Analysis & Research Ltd. (Diversified Financials)*	2,994,588
141,650	CRISIL Ltd. (Diversified Financials)	2,679,458
533,923	Exide Industries Ltd. (Automobiles & Components)	1,230,274
13,845	Grasim Industries Ltd. (Materials)	814,330
24,375	Grasim Industries Ltd. GDR (Materials)	1,375,524
280,822	HCL Technologies Ltd. (Software & Services)	3,637,357
642,140	HDFC Bank Ltd. (Banks)	7,771,247
85,133	Hero Motocorp Ltd. (Automobiles & Components)	2,914,798
117,440	ICICI Bank Ltd. (Banks)	2,622,621
315,329	IndusInd Bank Ltd. (Banks)	2,583,936
136,205	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	2,655,413
691,382	NMDC Ltd. (Materials)	2,007,426
42,667	Oracle Financial Services Software Ltd. (Software & Services)*	2,559,505
325,238	Prestige Estates Projects Ltd. (Real Estate)	1,103,699
336,041	Thermax Ltd. (Capital Goods)	3,678,825
580,996	Titan Industries Ltd. (Consumer Durables & Apparel)	3,051,947
44,422	TTK Prestige Ltd. (Consumer Durables & Apparel)	2,798,145
111,523	United Spirits Ltd. (Food, Beverage & Tobacco)	3,783,269

		56,454,452

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – 16.8%
306,439	DIXY Group OJSC (Food & Staples Retailing)*	$ 4,386,541
243,539	Globaltrans Investment PLC GDR (Transportation)	3,774,855
17,478	Magnit OJSC (Food & Staples Retailing)	3,274,285
836,379	OAO Gazprom ADR (Energy)	7,877,013
208,499	OAO Lukoil ADR (Energy)	14,058,981
1,337,639	OAO Rosneft GDR (Energy)	11,742,968
80,800	OJSC Magnit GDR (Food & Staples Retailing)	3,586,702
137,994	Polymetal International PLC (Materials)	2,340,795
3,417,642	Sberbank of Russia (Banks)	12,465,245
118,932	Sberbank of Russia GDR (Banks)*(a)	1,754,649
147,357	Sberbank of Russia ADR (Banks)	2,174,014

		67,436,048

United States – 0.8%
39,045	Cognizant Technology Solutions Corp. Class A (Software & Services)*	3,052,538

TOTAL COMMON STOCKS		$ 358,171,977

Preferred Stocks – 9.0%
Brazil – 9.0%
634,983	Banco Bradesco SA Preference Shares (Banks)	$ 11,678,345
157,282	Companhia de Bebidas das Americas Preference Shares (Food, Beverage & Tobacco)	7,408,568
535,967	Itau Unibanco Holding SA Preference Shares (Banks)	9,245,218
1,144,381	Klabin SA Preference Shares (Materials)	7,844,327

TOTAL PREFERRED STOCKS		$ 36,176,458

Exchange Traded Fund – 0.9%
United States – 0.9%
77,507	iShares MSCI Emerging Markets Index Fund	$ 3,427,360

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.7%
India – 0.7%
77,216	Axis Bank Ltd. (Issuer Citigroup) (Banks)	02/13	$ 2,185,755

Notional Shares	Description	Maturity Date	Value
Participation Notes – (continued)
India – (continued)
9,234	Credit Analysis & Research Ltd. (Issuer Citigroup) (Diversified Financials)	02/13	$ 146,218
7,545	Credit Analysis & Research Ltd. (Issuer Morgan Stanley) (Diversified Financials)	12/17	119,473
176,343	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	406,333

TOTAL PARTICIPATION NOTES			$ 2,857,779

TOTAL INVESTMENTS – 99.7%			$ 400,633,574

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,247,817

NET ASSETS – 100.0%			$ 401,881,391

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,754,649, which represents approximately 0.4% of net assets as of January 31, 2013.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$357,098,106

Gross unrealized gain	73,249,931
Gross unrealized loss	(29,714,463)

Net unrealized security gain	$43,535,468

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Auto Components – 0.1%
8,000	Minth Group Ltd.	$ 10,829

Automobiles – 3.1%
106,500	Great Wall Motor Co. Ltd. Class H	432,981

Commercial Banks – 25.1%
796,000	Agricultural Bank of China Ltd. Class H	433,466
567,000	China CITIC Bank Corp. Ltd. Series H	386,814
2,001,000	China Construction Bank Corp. Class H	1,726,124
1,318,000	Industrial and Commercial Bank of China Ltd. Class H	992,598

		3,539,002

Construction & Engineering* – 1.6%
240,000	China Machinery Engineering Corp. Class H	219,408

Construction Materials – 1.9%
164,000	China National Building Material Co. Ltd. Class H	261,751

Diversified Telecommunication Services – 2.5%
224,000	China Unicom Hong Kong Ltd.	358,447

Electrical Equipment – 1.5%
67,000	Zhuzhou CSR Times Electric Co. Ltd. Class H	214,693

Electronic Equipment, Instruments & Components – 3.6%
198,000	Digital China Holdings Ltd.	319,938
14,035	Hollysys Automation Technologies Ltd.*	184,981

		504,919

Energy Equipment & Services – 2.7%
178,000	China Oilfield Services Ltd. Class H	385,393

Food Products – 3.1%
149,000	China Mengniu Dairy Co. Ltd.	435,905

Health Care Providers & Services – 1.4%
62,400	Sinopharm Group Co., Ltd. Class H	191,124

Independent Power Producers & Energy Traders – 2.8%
378,000	Huaneng Power International Inc. Class H	389,618

Insurance – 8.0%
131,000	China Life Insurance Co. Ltd.	437,204
175,400	China Pacific Insurance (Group) Co. Ltd. Class H	685,446

		1,122,650

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 5.3%
21,600	Tencent Holdings Ltd.	$ 754,420

Machinery – 4.5%
115,000	Haitian International Holdings Ltd.	145,170
69,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H*	95,117
290,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	394,984

		635,271

Metals & Mining – 1.5%
77,000	Jiangxi Copper Co. Ltd. Class H	209,051

Oil, Gas & Consumable Fuels – 14.2%
626,000	China Petroleum and Chemical Corp. (Sinopec) Class H	759,521
99,000	China Shenhua Energy Co. Ltd. Class H	425,712
572,000	PetroChina Co. Ltd. Class H	811,136

		1,996,369

Real Estate Management & Development – 3.8%
40,000	China Overseas Land & Investment Ltd.	124,060
184,000	Shimao Property Holdings, Ltd.	406,873

		530,933

Specialty Retail – 4.2%
266,000	Belle International Holdings Ltd.	591,620

Textiles, Apparel & Luxury Goods – 0.5%
108,000	China Lilang, Ltd.	71,122

Transportation Infrastructure – 1.4%
1,536,000	Shenzhen International Holdings Ltd.	204,169

Wireless Telecommunication Services – 5.5%
71,500	China Mobile Ltd.	781,795

TOTAL COMMON STOCKS – 98.3%		$ 13,841,470

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(a) – 2.1%
Repurchase Agreement – 2.1%
Joint Repurchase Agreement Account II
$ 300,000	0.160%	02/01/13	$ 300,000

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.4%	$14,141,470

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%	(58,090)

NET ASSETS – 100.0%	$14,083,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,666,052

Gross unrealized gain	1,675,602
Gross unrealized loss	(200,184)

Net unrealized security gain	$1,475,418

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 91.1%
Brazil – 12.0%
361,704	Banco do Brasil SA (Banks)	$ 4,431,957
501,888	BM&FBovespa SA (Diversified Financials)	3,513,355
226,512	CETIP SA - Mercados Organizados (Diversified Financials)	2,849,386
218,750	Direcional Engenharia SA (Real Estate)	1,653,244
684,273	Duratex SA (Materials)	4,748,699
455,694	Fibria Celulose SA (Materials)*	5,577,905
329,600	Iochpe-Maxion SA (Capital Goods)	4,315,550
492,271	Magazine Luiza SA (Retailing)	2,966,456
550,167	Petroleo Brasileiro SA ADR (Energy)	10,057,053
272,434	Transmissora Alianca de Energia Eletrica SA (Utilities)	3,215,004
528,079	Vale SA ADR (Materials)	10,651,354

		53,979,963

Chile – 0.5%
76,500	Compania Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	2,444,175

China – 12.8%
12,878,000	Agricultural Bank of China Ltd. Class H (Banks)	7,012,796
8,368,000	China Citic Bank Corp. Ltd. Class H (Banks)	5,708,745
7,897,420	China Construction Bank Corp. Class H (Banks)	6,812,563
2,216,000	China Oilfield Services Ltd. Class H (Energy)	4,797,936
1,262,400	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	4,933,343
5,248,000	China Petroleum & Chemical Corp. Class H (Energy)	6,367,360
101,146	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	1,333,104
6,546,505	Industrial & Commercial Bank of China Ltd. Class H (Banks)	4,930,236
4,420,000	PetroChina Co. Ltd. Class H (Energy)	6,267,873
45,900	Tencent Holdings Ltd. (Software & Services)	1,603,143
1,020,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	3,268,454
3,006,140	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	4,091,587

		57,127,140

Egypt – 0.3%
34,171	Orascom Construction Industries GDR (Capital Goods)*	1,281,412

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 3.8%
2,177,000	Belle International Holdings Ltd. (Retailing)	$ 4,841,943
1,051,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	3,074,737
316,000	China Mobile Ltd. (Telecommunication Services)	3,455,208
1,746,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,793,968
1,645,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	2,658,069

		16,823,925

India – 9.0%
48,754	Axis Bank Ltd. (Banks)	1,380,081
202,393	Credit Analysis & Research Ltd. (Diversified Financials)*	3,204,841
279,405	HCL Technologies Ltd. (Software & Services)	3,619,003
472,309	HDFC Bank Ltd. (Banks)	5,715,934
78,007	Hero Motocorp Ltd. (Automobiles & Components)	2,670,817
88,164	ICICI Bank Ltd. (Banks)	1,968,842
446,280	IndusInd Bank Ltd. (Banks)	3,657,003
137,563	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	2,681,888
56,854	Oracle Financial Services Software Ltd. (Software & Services)*	3,410,554
358,075	Prestige Estates Projects Ltd. (Real Estate)	1,215,131
281,537	Thermax Ltd. (Capital Goods)	3,082,140
634,676	Titan Industries Ltd. (Consumer Durables & Apparel)	3,333,926
32,651	TTK Prestige Ltd. (Consumer Durables & Apparel)	2,056,689
64,637	United Spirits Ltd. (Food, Beverage & Tobacco)	2,192,724

		40,189,573

Indonesia – 1.2%
4,292,500	PT Indomobil Sukses International Tbk (Retailing)	2,269,769
15,730,000	PT MNC Sky Vision Tbk (Media)*	3,270,354

		5,540,123

Mexico – 6.1%
214,911	America Movil SAB de CV Series L ADR (Telecommunication Services)	5,407,161

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
1,064,600	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 2,430,697
211,100	Grupo Televisa SAB ADR (Media)	5,912,911
1,271,100	Macquarie Mexico Real Estate Management SA de CV (REIT)*(a)	2,975,157
603,868	Mexichem SAB de CV (Materials)	3,415,773
1,607,100	Organizacion Cultiba SAB de CV (Food, Beverage & Tobacco)*	4,423,930
395,300	Promotora y Operadora de Infraestructura SAB de CV (Capital Goods)	2,828,901

		27,394,530

Netherlands – 0.5%
60,189	OCI NV (Capital Goods)*	2,268,300

Philippines – 0.4%
299,600	San Miguel Pure Foods Co., Inc. (Food, Beverage & Tobacco)	1,767,334

Russia – 10.4%
282,827	DIXY Group OJSC (Food & Staples Retailing)*	4,048,546
150,515	Globaltrans Investment PLC GDR (Transportation)	2,332,983
10,070	Magnit OJSC (Food & Staples Retailing)	1,886,489
153,434	OAO Gazprom ADR (Energy)	1,445,041
156,461	OAO Lukoil ADR (Energy)	10,550,085
1,043,898	OAO Rosneft GDR (Energy)	9,164,252
88,100	OJSC Magnit GDR (Food & Staples Retailing)	3,910,747
111,915	Polymetal International PLC (Materials)	1,898,416
673,967	Sberbank of Russia ADR (Banks)	9,943,292
86,517	Sberbank of Russia GDR (Banks)*(a)	1,276,418

		46,456,269

South Africa – 4.3%
161,864	AngloGold Ashanti Ltd. (Materials)	4,524,560
299,269	JSE Ltd. (Diversified Financials)	2,287,486
1,187,592	Nampak Ltd. (Materials)	4,167,549
1,530,031	Netcare Ltd. (Health Care Equipment & Services)	3,352,574

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
1,294,641	PPC Ltd. (Materials)	$ 4,740,048

		19,072,217

South Korea – 14.0%
33,010	Doosan Infracore Co. Ltd. (Capital Goods)*	488,365
155,190	Hana Financial Group, Inc. (Banks)	5,557,057
18,113	Hyundai Motor Co. (Automobiles & Components)	3,410,887
137,445	Kia Motors Corp. (Automobiles & Components)	6,528,529
157,670	KT Skylife Co. Ltd. (Media)*	4,660,552
35,450	Kumho Petro Chemical Co. Ltd. (Materials)	3,877,709
86,331	Samsung C&T Corp. (Capital Goods)	5,028,160
14,480	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,264,684
5,717	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,156,988
42,360	Samsung Life Insurance Co. Ltd. (Insurance)	4,085,056
70,222	Samsung Techwin Co. Ltd. (Capital Goods)	3,714,803
225,460	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	5,046,043

		62,818,833

Spain – 1.2%
686,003	Cemex Latam Holdings SA (Materials)*	5,177,644

Taiwan – 8.4%
425,460	Asustek Computer, Inc. (Technology Hardware & Equipment)	4,876,006
1,409,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	2,680,036
2,180,058	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	6,241,542
398,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	4,359,253
3,540,545	Mega Financial Holding Co. Ltd. (Banks)	2,899,707
643,580	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,498,386
3,636,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,462,596

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,228,650	Wistron Corp. (Technology Hardware & Equipment)	$ 1,423,777

		37,441,303

Thailand – 0.9%
1,158,300	Airports of Thailand PCL (Transportation)	4,096,631

Turkey – 4.6%
199,801	Anadolu Efes Biracilik Ve Malt Sanayii AS (Food, Beverage & Tobacco)	2,984,704
3,023,866	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	5,346,563
557,499	TAV Havalimanlari Holding AS (Transportation)	3,470,129
119,393	Turk Traktor ve Ziraat Makineleri AS (Capital Goods)	3,360,206
285,878	Turkiye Halk Bankasi AS (Banks)	2,822,738
453,837	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,580,452

		20,564,792

United States – 0.7%
42,844	Cognizant Technology Solutions Corp. Class A (Software & Services)*	3,349,544

TOTAL COMMON STOCKS		$ 407,793,708

Preferred Stocks – 4.9%
Brazil – 3.9%
351,579	Banco Bradesco SA Preference Shares (Banks)	$ 6,466,096
59,773	Companhia de Bebidas das Americas Preference Shares (Food, Beverage & Tobacco)	2,815,531
264,972	Itau Unibanco Holding SA Preference Shares (Banks)	4,570,662
517,873	Klabin SA Preference Shares (Materials)	3,549,836

		17,402,125

South Korea – 1.0%
5,855	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	4,562,441

TOTAL PREFERRED STOCKS		$ 21,964,566

Shares	Description	Value
Exchange Traded Fund – 2.6%
United States – 2.6%
260,425	iShares MSCI Emerging Markets Index Fund	$ 11,515,994

Notional Shares	Description	Maturity Date	Value
Participation Notes – 0.6%
India – 0.6%
86,040	Axis Bank Ltd. (Issuer Citigroup) (Banks)	02/13	$ 2,435,536
9,763	Credit Analysis & Research Ltd. (Issuer Citigroup) (Diversified Financials)	02/13	154,595
7,977	Credit Analysis & Research Ltd. (Issuer Morgan Stanley) (Diversified Financials)	12/17	126,314

TOTAL PARTICIPATION NOTES			$ 2,716,445

TOTAL INVESTMENTS – 99.2%			$ 443,990,713

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			3,787,077

NET ASSETS – 100.0%			$ 447,777,790

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,251,575, which represents approximately 0.9% of net assets as of January 31, 2013.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$394,095,932

Gross unrealized gain	71,871,393
Gross unrealized loss	(21,976,612)

Net unrealized security gain	$49,894,781

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Bangladesh – 1.6%
623,700	Bangladesh Export Import Co. Ltd. (Capital Goods)*	$ 507,425
346,400	GrameenPhone Ltd. (Telecommunication Services)	734,843
1,267,837	Islami Bank Bangladesh Ltd. (Banks)	699,066
1,681,900	National Bank Ltd. (Banks)*	480,284
498,850	Power Grid Co. of Bangladesh Ltd. (Utilities)	331,077
1,013,000	Prime Bank Ltd. (Banks)	471,638
216,810	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	474,079
116,500	Summit Power Ltd. (Utilities)*	77,025
446,275	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	369,538
132,800	Unique Hotel & Resorts Ltd. (Consumer Services)	207,105

		4,352,080

Egypt – 3.2%
482,904	Commercial International Bank Egypt SAE (Banks)	2,547,126
85,998	Commercial International Bank Egypt SAE GDR (Banks)	442,890
32,413	Orascom Construction Industries (Capital Goods)*	1,249,517
27,677	Orascom Construction Industries GDR (Capital Goods)*	1,037,887
186,000	Orascom Telecom Holding SAE (Telecommunication Services)*	122,430
106,563	Orascom Telecom Holding SAE GDR (Telecommunication Services)*	347,395
1,551,736	Talaat Moustafa Group (Real Estate)*	977,838
800,894	Telecom Egypt Co. (Telecommunication Services)	1,729,355

		8,454,438

Indonesia – 14.6%
12,202,000	PT Adaro Energy Tbk (Energy)	2,067,947
7,172,500	PT Astra International Tbk (Automobiles & Components)	5,415,381
5,255,500	PT Bank Central Asia Tbk (Banks)	5,207,026
4,276,500	PT Bank Mandiri (Persero) Tbk (Banks)	3,975,726
4,226,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	1,703,703
2,356,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	1,924,086
3,192,000	PT Global Mediacom Tbk (Media)	713,306

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
178,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	$ 947,748
455,500	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,017,248
3,518,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	2,179,450
1,920,935	PT Jasa Marga Persero Tbk (Transportation)	1,084,291
14,147,000	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,581,964
4,738,500	PT Perusahaan Gas Negara Persero Tbk (Utilities)	2,274,861
898,500	PT Semen Indonesia (Persero) Tbk (Materials)	1,454,075
1,022,000	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	1,629,029
4,842,500	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	4,850,034
540,500	PT Unilever Indonesia Tbk (Household & Personal Products)	1,224,078

		39,249,953

Mexico – 24.4%
898,900	Alfa SAB de CV Class A (Capital Goods)	2,158,418
412,600	Alpek SA de CV (Materials)	1,024,799
583,948	America Movil SAB de CV Series L ADR (Telecommunication Services)	14,692,132
260,600	Arca Continental SAB de CV (Food, Beverage & Tobacco)	1,987,304
343,023	Cemex SAB de CV ADR (Materials)*	3,721,800
93,009	Coca-Cola Femsa SAB de CV Series L (Food, Beverage & Tobacco)	1,471,805
53,000	El Puerto de Liverpool SAB de CV (Retailing)	587,374
65,200	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	7,034,428
566,200	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	1,292,749
608,915	Grupo Financiero Banorte SAB de CV Class O (Banks)	4,198,605
145,400	Grupo Financiero Inbursa SAB de CV Class O (Banks)	407,453
169,388	Grupo Financiero Santander Mexico SAB de CV Class B ADR (Banks)*	2,633,983
1,486,779	Grupo Mexico SAB de CV Series B (Materials)	5,540,370

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
110,500	Grupo Modelo SAB de CV Series C (Food, Beverage & Tobacco)	$ 940,257
176,418	Grupo Televisa SAB ADR (Media)	4,941,468
15,645	Industrias Penoles SAB de CV (Materials)	768,456
911,700	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	2,551,980
355,700	Macquarie Mexico Real Estate Management SA de CV (REIT)*(a)	832,557
419,770	Mexichem SAB de CV (Materials)	2,374,425
477,200	Organizacion Cultiba SAB de CV (Food, Beverage & Tobacco)*	1,313,608
103,500	Promotora y Operadora de Infraestructura SAB de CV (Capital Goods)*	740,681
1,272,780	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	4,126,279

		65,340,931

Netherlands – 0.3%
24,599	OCI NV (Capital Goods)*	927,045

Nigeria – 5.7%
10,003,078	Access Bank PLC (Banks)	707,935
885,233	Dangote Cement PLC (Materials)	790,396
13,169,371	FBN Holdings PLC (Banks)	1,521,831
14,513,224	Guaranty Trust Bank PLC (Banks)	2,269,107
315,007	Guinness Nigeria PLC (Food, Beverage & Tobacco)	587,318
607,375	Lafarge Cement WAPCO Nigeria PLC (Materials)	253,154
406,420	Nestle Nigeria PLC (Food, Beverage & Tobacco)	2,172,401
3,675,845	Nigerian Breweries PLC (Food, Beverage & Tobacco)	3,761,221
582,297	PZ Cussons Nigeria PLC (Household & Personal Products)	125,982
745,415	Unilever Nigeria PLC (Household & Personal Products)	212,976
14,519,431	United Bank for Africa PLC (Banks)*	634,734
16,518,642	Zenith Bank PLC (Banks)	2,154,834

		15,191,889

Pakistan – 3.5%
320,133	Engro Corp. Ltd. (Materials)	308,305

Shares	Description	Value
Common Stocks – (continued)
Pakistan – (continued)
1,023,907	Engro Foods Ltd. (Food, Beverage & Tobacco)*	$ 1,119,190
1,428,500	Fatima Fertilizer Co. Ltd. (Materials)	379,091
118,300	Fauji Fertilizer Co. Ltd. (Materials)	143,531
1,220,500	HUB Power Co. (Utilities)	605,691
257,900	Lucky Cement Ltd. (Materials)	415,660
673,828	MCB Bank Ltd. (Banks)	1,468,365
1,574,700	Oil & Gas Development Co. Ltd. (Energy)	3,126,999
200,600	Pakistan Oilfields Ltd. (Energy)	927,939
398,300	Pakistan Petroleum Ltd. (Energy)	729,102
229,500	United Bank Ltd. (Banks)	212,659

		9,436,532

Philippines – 4.7%
395,110	Aboitiz Equity Ventures, Inc. (Capital Goods)	539,985
256,300	Aboitiz Power Corp. (Utilities)	240,138
4,507,800	Alliance Global Group, Inc. (Capital Goods)	2,095,856
89,060	Ayala Corp. (Diversified Financials)	1,245,130
1,675,100	Ayala Land, Inc. (Real Estate)	1,194,045
399,216	Bank of the Philippine Islands (Banks)	982,844
394,730	BDO Unibank, Inc. (Banks)*	746,363
2,950,900	Energy Development Corp. (Utilities)	519,089
20,270	Globe Telecom, Inc. (Telecommunication Services)	535,974
331,600	Jollibee Foods Corp. (Consumer Services)	894,101
460,760	Metropolitan Bank & Trust (Banks)	1,194,035
4,030	Philippine Long Distance Telephone Co. (Telecommunication Services)	277,532
131,770	San Miguel Corp. (Capital Goods)	363,959
46,316	SM Investments Corp. (Capital Goods)	1,083,110
305,000	SM Prime Holdings, Inc. (Real Estate)	131,424
277,050	Universal Robina Corp. (Food, Beverage & Tobacco)	595,162

		12,638,747

South Korea – 19.3%
9,304	Celltrion, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	219,229
1,800	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	613,254

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
7,290	Daelim Industrial Co. Ltd. (Capital Goods)	$ 620,306
20,940	Daewoo Securities Co. Ltd. (Diversified Financials)	229,782
11,680	Dongbu Insurance Co. Ltd. (Insurance)	501,125
61,860	Doosan Infracore Co. Ltd. (Capital Goods)*	915,185
1,260	E-Mart Co. Ltd. (Food & Staples Retailing)	279,856
12,940	GS Holdings (Energy)	844,005
32,020	Hana Financial Group, Inc. (Banks)	1,146,575
12,740	Hana Tour Service, Inc. (Consumer Services)	823,896
21,190	Hankook Tire Co. Ltd. (Automobiles & Components)*	871,458
920	Hyundai Department Store Co. Ltd. (Retailing)	136,564
18,420	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	566,618
2,267	Hyundai Mobis (Automobiles & Components)	593,681
8,011	Hyundai Motor Co. (Automobiles & Components)	1,508,564
6,064	Hyundai Wia Corp. (Automobiles & Components)	818,441
54,440	KB Financial Group, Inc. (Banks)	1,938,006
41,830	Kia Motors Corp. (Automobiles & Components)	1,986,892
65,040	Korea Electric Power Corp. (Utilities)*	1,930,407
7,950	Korea Investment Holdings Co. Ltd. (Diversified Financials)	308,794
1,270	Korea Zinc Co. Ltd. (Materials)	447,809
21,690	Korean Air Lines Co. Ltd. (Transportation)*	905,637
36,620	KT Skylife Co. Ltd. (Media)*	1,082,447
8,054	KT&G Corp. (Food, Beverage & Tobacco)	561,378
9,540	Kumho Petro Chemical Co. Ltd. (Materials)	1,043,536
3,053	LG Chem Ltd. (Materials)	854,249
61,950	LG Display Co. Ltd. (Technology Hardware & Equipment)*	1,663,571
11,630	LG Electronics, Inc. (Consumer Durables & Apparel)	770,041
5,870	LS Corp. (Capital Goods)	493,266
5,150	NongShim Co. Ltd. (Food, Beverage & Tobacco)	1,318,414
214	Orion Corp. (Food, Beverage & Tobacco)	200,026
4,709	POSCO (Materials)	1,539,383
8,220	Samsung C&T Corp. (Capital Goods)	478,756

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
10,245	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 13,630,296
7,619	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,541,908
5,040	Samsung Life Insurance Co. Ltd. (Insurance)	486,041
4,490	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	587,624
6,470	Samsung Securities Co. Ltd. (Diversified Financials)	335,034
22,558	Samsung Techwin Co. Ltd. (Capital Goods)	1,193,337
13,510	Shinhan Financial Group Co. Ltd. (Banks)	507,581
6,274	SK Holdings Co. Ltd. (Capital Goods)	991,523
88,430	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	1,979,161
9,239	SK Telecom Co. Ltd. (Telecommunication Services)	1,420,715
3,480	S-Oil Corp. (Energy)	313,049
35,710	Woori Finance Holdings Co. Ltd. (Banks)	419,868
538	Yuhan Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	90,661

		51,707,949

Turkey – 18.6%
889,022	Akbank TAS (Banks)	4,495,662
224,036	Anadolu Efes Biracilik Ve Malt Sanayii AS (Food, Beverage & Tobacco)	3,346,736
72,439	Arcelik AS (Consumer Durables & Apparel)	473,659
659,426	Asya Katilim Bankasi AS (Banks)*	836,342
216,284	Aygaz AS (Utilities)	1,218,962
41,200	BIM Birlesik Magazalar AS (Food & Staples Retailing)	1,997,648
94,629	Coca-Cola Icecek AS (Food, Beverage & Tobacco)	2,300,872
673,328	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	1,190,526
143,323	Ford Otomotiv Sanayi AS (Automobiles & Components)	1,630,159
609,553	Haci Omer Sabanci Holding AS (Diversified Financials)	3,512,718
399,143	KOC Holding AS (Capital Goods)	2,082,739
162,920	TAV Havalimanlari Holding AS (Transportation)	1,014,089
33,076	Tupras Turkiye Petrol Rafinerileri AS (Energy)	912,374
465,096	Turk Hava Yollari (Transportation)*	1,727,752

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
656,123	Turk Telekomunikasyon AS (Telecommunication Services)	$ 2,751,478
499,203	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)*	3,119,757
1,225,632	Turkiye Garanti Bankasi AS (Banks)	6,146,238
442,014	Turkiye Halk Bankasi AS (Banks)	4,364,413
1,095,152	Turkiye Is Bankasi Class C (Banks)	4,046,831
92,900	Turkiye Vakiflar Bankasi T.A.O Class D (Banks)	271,469
237,270	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	1,349,083
413,616	Yapi ve Kredi Bankasi AS (Banks)*	1,213,534

		50,003,041

Vietnam – 2.1%
713,710	Bank for Foreign Trade of Vietnam JSC (Banks)	1,164,402
272,410	HAGL JSC (Diversified Financials)*	377,329
149,450	Masan Group Corp. (Food, Beverage & Tobacco)*	853,385
304,530	PetroVietnam Drilling and Well Services JSC (Energy)	673,510
82,600	PetroVietnam Fertilizer & Chemicals JSC (Materials)	181,530
337,060	PetroVietnam Gas JSC (Utilities)	722,965
265,440	Saigon Thuong Tin Commercial JSB (Banks)*	290,405
356,310	Vietnam Joint Stock Commercial Bank for Industry and Trade (Banks)*	393,240
294,123	Vingroup JSC (Real Estate)*	938,540

		5,595,306

TOTAL COMMON STOCKS		$ 262,897,911

Preferred Stocks – 0.4%
South Korea – 0.4%
1,780	Hyundai Motor Co. Preference Shares (Automobiles & Components)	$ 122,121
1,320	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	1,028,595

TOTAL PREFERRED STOCKS		$ 1,150,716

Shares	Description	Value
Exchange Traded Fund – 0.3%
Indonesia – 0.3%
23,197	iShares MSCI Indonesia Investable Market Index Fund	$ 714,004

Notional Shares	Description	Maturity Date	Value
Participation Note – 0.0%
Bangladesh – 0.0%
46,750	Power Grid Co. of Bangladesh Ltd. (Issuer Deutsche Bank AG) (Utilities)(a)	02/21	$ 31,027

TOTAL INVESTMENTS – 98.7%			$ 264,793,658

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			3,583,199

NET ASSETS – 100.0%			$ 268,376,857

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $863,584, which represents approximately 0.3% of net assets as of January 31, 2013.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

KOSPI 200 Index	8	March 2013	$948,826	$2,524
Mexican Stock Exchange Price and Quotation Index	36	March 2013	1,288,198	(10,418)

TOTAL				$(7,894)

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$241,864,588

Gross unrealized gain	29,492,709
Gross unrealized loss	(6,563,639)

Net unrealized security gain	$22,929,070

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAMI, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2013:

ASIA EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$482,527	$—		$—
Other	348,611	62,828,881	(a)	—
Total	$831,138	$62,828,881		$—

Derivative Type
Assets(b)
Futures Contracts	$189	$—		$—

BRIC
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$41,300,548	$84,433,803		$—
Other	3,464,877	271,434,346	(a)	—
Total	$44,765,425	$355,868,149		$—

CHINA EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets(c)
Common Stock and/or Other Equity Investments
Other	$644,676	$13,196,794	(a)	$—
Short-term Investments	—	300,000		—
Total	$644,676	$13,496,794		$—

EMERGING MARKETS EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$65,412,649	$50,673,682		$—
Other	8,779,047	319,125,335	(a)	—
Total	$74,191,696	$369,799,017		$—

N-11 EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$65,340,931	$—		$—
Other	1,641,049	197,811,678	(a)	—
Total	$66,981,980	$197,811,678		$—

Derivative Type
Assets(b)
Futures Contracts	$2,524	$—		$—
Liabilities(b)
Futures Contracts	$(10,418)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.
(c)	Transfers into Level 1 from Level 2 in the amount of $145,170 due to fair value model prices utilized.

For further information regarding security characteristics, see Schedule of Investments.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2013, the China Equity Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2013, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 300,000	$300,001	$307,108

REPURCHASE AGREEMENTS — At January 31, 2013, the Principal Amount of the China Equity Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.160%	$88,522
Credit Suisse Securities LLC	0.130	32,458
Deutsche Bank Securities, Inc.	0.170	68,368
JPMorgan Securities LLC	0.170	29,507
UBS Securities LLC	0.150	7,377
Wells Fargo Securities LLC	0.160	73,768
TOTAL		$300,000

At January 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 8.000%	12/01/13 to 01/01/43
Federal National Mortgage Association	2.500 to 4.500	06/01/22 to 01/01/43
Government National Mortgage Association	2.500 to 6.500	01/20/28 to 01/20/43
U.S. Treasury Notes	1.375 to 3.250	02/15/13 to 03/31/17

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory economic or environmental events and natural disasters, which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in Brazil, Russia, India and China issuers. The China Equity Fund invests primarily in a portfolio of equity investments that are tied economically to China, or in issuers that participate in the markets of China. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The BRIC, China Equity and N-11 Equity Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than a “diversified” mutual fund. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date March 20, 2013

*	Print the name and title of each signing officer under his or her signature.